GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 1,301	$ 502
Acquisitions through business combinations	2,905	815
Foreign currency translation and other	(347)	(16)
Balance at end of the year	$ 3,859	$ 1,301